Condensed financial information of the Company	12 Months Ended
Dec. 31, 2011
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

21. Condensed financial information of the Company

The condensed financial statements of Xinyuan Real Estate Co., Ltd. (the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the Company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling US$340,570,862 as of December 31, 2011 (2010:US$334,559,300).

Balance Sheet

	Year ended December 31
	2010	2011
	US$	US$

ASSETS

Current assets
Cash and cash equivalents	4,944	8,516,544
Other receivable	30	—
Other current assets	4,363	3,167
Due from a subsidiary	288,925,977	281,467,371

Total current assets	288,935,314	289,987,082
Other assets	1,418,092	750,743
Investments in subsidiaries	267,704,528	410,994,746

TOTAL ASSETS	558,057,934	701,732,571

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities
Short-term bank loan	—	25,000,000
PRC income tax payable	13,013	13,388
PRC other tax payable	926,306	902,190
Other payable and accrued liabilities	302,866	1,167,502
Other long-term debt due within one year	330,633	313,300

Total current liabilities	1,572,818	27,396,380

Other long-term debt	38,687,613	39,708,981

Total liabilities	40,260,431	67,105,361

Shareholders’ equity
Common shares, $0.0001 par value:
Authorized—500,000,000 shares, Issued and outstanding—145,863,676 shares for 2011 (2010: 153,185,548 shares)	15,319	15,341
Treasury stock	—	(7,958,841)
Additional paid-in capital	507,972,626	509,713,488
Retained earnings	9,809,558	132,857,222

Total shareholders’ equity	517,797,503	634,627,210

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	558,057,934	701,732,571

Statement of Operations

	Year ended December 31
	2009	2010	2011
	US$	US$	US$
Sales tax	(324,464)	(330,904)	(3,104)
Selling and distribution expenses	—	—	—
General and administrative expenses	(1,778,767)	(1,098,624)	(2,360,042)
Operating loss	(2,103,231)	(1,429,528)	(2,363,146)
Interest expense	(11,526,711)	(8,497,106)	(8,022,254)
Interest income	13	130,128	6,818
Income from change in fair value of warrant liability	169,736	841,560	—
Other expenses	(383,333)	—	—
Equity in profit of subsidiaries, net	56,911,483	60,388,873	112,676,827
Income from operations before income taxes	43,067,957	51,433,927	102,298,245
Income taxes	(648,929)	(293,716)	(375)
Net income attributable to ordinary shareholders	42,419,028	51,140,211	102,297,870

 Statement of cash flows

	Year ended December 31
	2009	2010	2011
	US$	US$	US$
Cash flows from operating activities:
Net income/(loss)	42,419,028	51,140,211	102,297,870
Adjustment to reconcile net income to net cash provided by operating activities:
Equity in loss of subsidiaries, net	(56,911,483)	(60,388,873)	(112,676,827)
Depreciation and amortization	1,445,191	—	—
Accretion of long-term debt	4,217,034	—	—
Changes in fair value of warrants and embedded derivatives	(169,736)	(841,560)	—
Put option contingency expenses	5,000,000	—	—
Stock based compensation expense	—	—	38,382
Changes in operating assets and liabilities:
Other receivables	3,624	(2,792)	(3,137)
Other assets	(605,876)	508,595	671,712
Due from a subsidiary	3,604,230	73,204,741	7,458,606
Income tax payable	54,973	(829,790)	375
Other tax payable	324,464	222,476	(24,116)
Other payable and accrued liabilities	826,742	(1,175,084)	864,636
Accrued interest	(617,128)	5,812,765	503,975
Net cash provided by (used in) operating activities	(408,937)	67,650,689	(868,524)
Cash flows from financing activities:
Proceeds from short-term debt			25,000,000
Proceeds from other long-term debt	—	10,000,000	—
Repayment of other debt	—	(77,954,175)	—
Purchase of treasury stock			(7,958,841)
Dividends to shareholders			(7,661,057)
Proceeds from issuance of common shares	399,110	15,188	22
Net cash (used in)/provided by financing activities	399,110	(67,938,987)	9,380,124
Net increase in cash and cash equivalents	(9,827)	(288,298)	8,511,600
Cash and cash equivalents, at the beginning of the year	303,069	293,242	4,944
Cash and cash equivalents, at end of the period	293,242	4,944	8,516,544
SUPPLEMENTARY INFORMATION OF NON-CASH INVESTING ACTIVITES
Non-cash repayment of other debt	—	30,000,000	—
Non-cash due from inter-company loan	—	(9,500,000)	—
Non-cash due to inter-company loan	—	9,000,000	500,000

(a) Basis of presentation

In the Company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus its equity interest in undistributed earnings of subsidiaries since inception. The Company-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323 “Investment-Equity Method and Joint Ventures” (“ASC 323”). Such investment is presented on the balance sheet as “Investment in subsidiaries” and share of the subsidiaries’ profit or loss as “Equity in profit of subsidiary company” on the statements of operations.

The subsidiaries and equity investee did not pay any dividends to the Company for the periods presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted.

(b) Related party transactions

As of December 31, 2010 and 2011, the Company has US$288,925,977 and US$281,467,371 due from a subsidiary. These amounts reflect intercompany loans from the Company to Xinyuan (China) Real Estate, Ltd. (“WFOE”), a wholly-owned subsidiary of the Company. While intercompany loans have no fixed payments terms, the Company has a legally enforceable right to demand payment and the WFOE has the ability to repay the outstanding balance on demand. In April 2010, the Company accrued 3% per annum interest on a US$9.50 million intercompany loan. In September 2010, the WFOE repaid US$9.00 million of that loan. As of December 31, 2010 and 2011, the balance outstanding on the loan was US$500,000 and US$nil. Interest income earned on the loan during the year ended December 31, 2010 and 2011, was US$130,128 and US$6,818, respectively. The interest income earned during the year ended December 31, 2011was lower because the outstanding balance throughout the year was lower as compared to the prior year.

(d) Commitments

The Company does not have significant commitments or long-term obligations as of the period end presented.